Deferred Contract Acquisition and Fulfillment Costs (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jul. 31, 2018	Jan. 31, 2018	Jul. 31, 2017	Jan. 31, 2017
Capitalized Contract Cost, Net [Roll Forward]
Amortization of deferred contract acquisition costs	$ (19,146)	$ (14,291)	$ (28,643)	$ (22,332)	$ (14,838)
Deferred contract acquisitions costs, noncurrent						$ 86,199	$ 75,535		$ 56,019
Contract acquisition costs
Capitalized Contract Cost, Net [Roll Forward]
Beginning balance	77,344	57,271	57,271	45,528
Additions to deferred contract acquisition costs	29,662	18,210	48,716	34,075
Amortization of deferred contract acquisition costs	(18,223)	(13,386)	(28,643)	(22,332)
Ending balance	88,783	62,095	77,344	57,271	45,528
Deferred contract acquisition costs, current						2,584	1,809	$ 1,310	1,252
Deferred contract acquisitions costs, noncurrent						86,199	75,535	60,785	56,019
Total	88,783	62,095	57,271	45,528	45,528	88,783	77,344	62,095	57,271
Contract fulfillment costs
Capitalized Contract Cost, Net [Roll Forward]
Beginning balance	3,316	788	788	139
Additions to deferred contract acquisition costs	677	1,989	4,262	686
Amortization of deferred contract acquisition costs	(923)	(905)	(1,734)	(37)
Ending balance	3,070	1,872	3,316	788	139
Deferred contract acquisition costs, current						913	1,575	738	78
Deferred contract acquisitions costs, noncurrent						2,157	1,741	1,134	710
Total	$ 3,070	$ 1,872	$ 788	$ 139	$ 139	$ 3,070	$ 3,316	$ 1,872	$ 788